SUBSEQUENT EVENTS - Agreement with a wholly owned subsidiary of Seven Oaks Acquisition Corp (Details) - Subsequent events	Jun. 13, 2021
Subsequent Event [Line Items]
Percentage of equity retained by existing shareholders	100.00%
New Boxed
Subsequent Event [Line Items]
Percentage of conversion of ownership of outstanding shares	62.00%